Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jul. 14, 2014	Dec. 30, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment, net consisted of the following (in thousands):

	July 14, 2014	December 30, 2013
Buildings under deemed landlord financing	$16,400	$16,150
Leasehold improvements	64,274	50,587
Machinery and equipment	15,753	12,399
Furniture and fixtures	3,335	2,669
Automobiles	2,838	2,282
Computer equipment	4,238	3,395
Construction in progress	3,347	6,257
Total Property and equipment, gross	110,185	93,739
Less: Accumulated depreciation	(19,250)	(15,110)
Total Property and equipment, net	$90,935	$78,629

Depreciation is calculated using the straight-line method based on the following estimated lives:

Building under deemed landlord financing	39 years
Leasehold improvements	7 - 20 years
Furniture and fixtures	7 years
Automotive equipment	4 - 5 years
Computer equipment	3 - 5 years
Machinery and equipment	5 years
Property and equipment consists of the following at December 30, 2013 and December 31, 2012:

	2013	2012
Buildings under deemed landlord financing	$16,150,000	$9,300,000
Leasehold improvements	50,586,657	31,704,258
Machinery and equipment	12,399,544	8,259,508
Furniture and fixtures	2,669,189	2,127,642
Automobiles	2,281,816	1,684,047
Computer equipment	3,395,473	2,430,521
Construction in progress	6,256,571	2,641,429
Total Property and equipment, gross	93,739,250	58,147,405
Less: Accumulated depreciation	(15,109,881)	(9,932,466)
Total Property and equipment, net	$78,629,369	$48,214,939